SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Ordinary Shares Authorized	250,000,000	250,000,000
Ordinary shares, issued	39,034,759	38,043,516
Ordinary shares, outstanding	39,034,759	38,043,516
Ordinary shares, par value	₪ 0.01	₪ 0.01